Common Shares	6 Months Ended
Jun. 30, 2024
Equity [Abstract]
Common Shares
Note 22 - Common Shares
Authorized share capital

	June 30, 2024	December 31, 2023
(Number of shares of $0.10 each)
Authorized shares	315,000,000	315,000,000
Issued and outstanding share capital

	June 30, 2024	December 31, 2023
(Number of shares of $0.10 each)
Issued	264,080,391	264,080,391
Treasury shares	13,448,389	11,498,355
Outstanding	250,632,002	252,582,036
Share Lending Agreement
In connection with the Convertible Bonds (see Note 18 - Debt), during 2023, the Company entered into a Share Lending Framework Agreement ("SLFA") with DNB Markets ("DNB") and Drew Holdings Limited ("Drew") with the intention of making up to 25.0 million common shares ("Issuer Lending Shares") available to lend to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE. The SLFA contains a provision that the Issuer Lending Shares be available only for trading on the OSE. At the date of the execution of the SLFA, the Company did not have a sufficient number of common shares available for trading on the OSE and therefore began the process of issuing new shares and making them available for trading on the OSE by way of a listing prospectus (the “Prospectus Event”).
The Company and Drew, a shareholder of the Company, separately entered into a Share Loan Agreement (“SLA”) in which Drew would make up to 15.0 million of its shares available to DNB (“Drew Shares”) until the Prospectus Event. During this period, the Company would lend to Drew 15.0 million of its shares that were not yet available for trading on the OSE. The Prospectus Event occurred on April 19, 2023, at which time Drew returned such shares back to Borr. In addition, DNB borrowed an equivalent amount of Drew Shares from Borr to redeliver these shares back to Drew (the “Settlement”).
The "Loan Period" of the SLFA is defined as the earlier of (a) the date the SLFA is terminated (b) any date the convertible bonds are either redeemed or converted into the Company’s shares in full and (c) the maturity date of the convertible bond in 2028. At the expiration of the Loan Period, DNB must return all of the Issuer Lending Shares back to Borr. During the Loan Period, if an investor returns any lending share to DNB, DNB shall return such lending shares back to the Company immediately. The Company receives no proceeds from lending out the Issuer Lending Shares to DNB. DNB must charge each investor a lending fee of a maximum of 0.5% per annum in which for the first six months from the date of the SLFA, the Company agrees to compensate DNB so that the lending fee DNB receives in total will be 1.0% per annum. There is no compensation that the Company pays DNB for returning the Issuer Lending Shares to the Company. There is no unilateral mechanism given to either party in choosing to settle in cash except for a very limited scenario involving default. DNB is not required to provide collateral for borrowing the shares. There are no dividends paid to DNB as a result of lending out the Issuer Lending Shares.
At issuance, the share lending agreement was accounted for under ASC 470-20 as a "Deferred Finance Charge" of the Convertible Bonds, with an offset to "Additional Paid in Capital" in the Unaudited Condensed Consolidated Balance Sheets. The share lending agreement was measured at a fair value in accordance with ASC 820 at inception and the Company recognized $12.4 million accordingly.
As of June 30, 2024, the Company had loaned 12,081,900 shares in total to DNB for the purposes of allowing the holders of the New Convertible Bonds to perform hedging activities on the OSE.
As of June 30, 2024, the unamortized amount of the issuance costs associated with the SLFA was $2.5 million ($2.5 million as at December 31, 2024) included in "Short-term debt" and $6.4 million ($7.6 million as at December 31, 2023) included in "Long-term debt" in our Unaudited Condensed Consolidated Balance Sheets. During the three and six months ended June 30, 2024 $0.6 million and $1.2 million of amortization of issuance costs associated with the SLFA was recognized in "Interest expense" in the Unaudited Condensed Consolidated Statements of Operations. During the three and six months ended June 30, 2023, $1.0 million and $1.0 million of amortization of issuance costs associated with the SLFA were recognized.
Share option plan
During the three months ended June 30, 2024, no share options were exercised. During the six months ended June 30, 2024, the Company issued 411,336 treasury shares following the exercise of 411,336 share options.
Dividends
On May 22, 2024, the Company declared a cash distribution of $0.10 per share, corresponding to a total of $23.9 million, which was paid to our shareholders on June 17, 2024.
On February 22, 2024, the Company declared a cash distribution of $0.05 per share, corresponding to a total of $11.9 million, which was paid to our shareholders on March 18, 2024.